FINANCIAL RISK MANAGEMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of financial risk management [Line Items]
Trade payables	¥ 61,084	¥ 84,257
Amounts owed to related parties	36,017	35,626
Interest-bearing bank borrowings	0	0
Total	97,101	119,883
Total contractual undiscounted cash flow [member]
Disclosure Of financial risk management [Line Items]
Trade payables	61,084	84,257
Amounts owed to related parties	36,017	35,626
Interest-bearing bank borrowings	0	0
Total	97,101	119,883
More than 1 year but less than 3 years [member]
Disclosure Of financial risk management [Line Items]
Trade payables	0	0
Amounts owed to related parties
Interest-bearing bank borrowings	0	0
Total	0	0
Within 1 year [member]
Disclosure Of financial risk management [Line Items]
Trade payables	61,084	84,257
Amounts owed to related parties	36,017	35,626
Interest-bearing bank borrowings	0	0
Total	¥ 97,101	¥ 119,883